The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Global Extended Alpha Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 29, 2011 (Accession No. 0001193125-11-355103), which is incorporated herein by reference.